Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	396,935,039.20	24,131
Yield Supplement Overcollateralization Amount 10/31/23	6,588,685.10	0
Receivables Balance 10/31/23	403,523,724.30	24,131
Principal Payments	15,670,560.09	305
Defaulted Receivables	457,961.74	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	6,129,602.02	0
Pool Balance at 11/30/23	381,265,600.45	23,803

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.21%
Prepayment ABS Speed	0.99%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,342,776.74	297
Past Due 61-90 days	1,989,036.70	95
Past Due 91-120 days	366,123.94	18
Past Due 121+ days	0.00	0
Total	8,697,937.38	410

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	389,441.04
Aggregate Net Losses/(Gains) - November 2023	68,520.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.20%
Prior Net Losses/(Gains) Ratio	0.82%
Second Prior Net Losses/(Gains) Ratio	0.26%
Third Prior Net Losses Ratio/(Gains)	0.44%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	3.87%
Weighted Average Contract Rate, Yield Adjusted	5.14%
Weighted Average Remaining Term	36.75

Flow of Funds	$ Amount
Collections	17,344,294.47
Investment Earnings on Cash Accounts	15,390.71
Servicing Fee	(336,269.77)
Transfer to Collection Account	-
Available Funds	17,023,415.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	140,801.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,820,290.69
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,173,109.33

Total Distributions of Available Funds	17,023,415.41

Servicing Fee	336,269.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	391,085,891.14
Principal Paid	15,669,438.75
Note Balance @ 12/15/23	375,416,452.39

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-3
Note Balance @ 11/15/23	238,215,891.14
Principal Paid	15,669,438.75
Note Balance @ 12/15/23	222,546,452.39
Note Factor @ 12/15/23	57.8027720%

Class A-4
Note Balance @ 11/15/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	100,230,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	35,090,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	17,550,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	180,867.33
Total Principal Paid	15,669,438.75
Total Paid	15,850,306.08

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	87,345.83
Principal Paid	15,669,438.75
Total Paid to A-3 Holders	15,756,784.58

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1549995
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.4283769
Total Distribution Amount	13.5833764

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2268664
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.6987838
Total A-3 Distribution Amount	40.9256502

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	626.72
Noteholders' Principal Distributable Amount	373.28

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	2,924,574.03
Investment Earnings	12,644.89
Investment Earnings Paid	(12,644.89)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,114,291.34	$2,095,946.99	$2,334,827.61
Number of Extensions	139	94	111
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.50%	0.53%